Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated net earnings	$ 119,432	$ 85,527	$ 83,573
Defined benefit pension and postretirement plans:
Net gain (loss) arising during period, net of tax of $36,294, $(19,724) and $(21,911), respectively	55,472	(30,147)	(39,544)
Prior service credit arising during period, net of tax of $4,112 in 2011			6,285
Amortization of prior service credit, net of tax of $(1,111), $(1,103) and $(477), respectively	(1,696)	(1,686)	(729)
Amortization of actuarial loss, net of tax of $6,211, $4,799 and $2,468, respectively	9,493	7,335	3,771
Amount recognized in net periodic pension cost due to settlement, net of tax of $289, $308 and $148, respectively	440	471	227
Other Comprehensive Income Defined Benefit Plans Adjustment Net Of Tax Including Portion Attributable To Noncontrolling Interest, Total	63,709	(24,027)	(29,990)
Foreign currency translation (loss) gain	(2,255)	1,081	(853)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $438, $409 and $381, respectively	670	625	582
Other Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total	62,124	(22,321)	(30,261)
Consolidated comprehensive earnings	181,556	63,206	53,312
Less: Comprehensive (loss) earnings attributable to noncontrolling interests	(1,836)	1,011	1,163
Comprehensive Earnings Attributable to Martin Marietta Materials, Inc.	$ 183,392	$ 62,195	$ 52,149